Commitments (Tables)	12 Months Ended
Jan. 31, 2016
Commitments Disclosure [Abstract]
Aggregate minimum annual rentals under non-cancelable leases
Aggregate minimum annual rentals at January 31, 2016, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Lease and Financing Obligations
2017	$2,057	$815
2018	1,989	758
2019	1,794	710
2020	1,697	655
2021	1,530	624
Thereafter	12,438	5,093
Total minimum rentals	$21,505	$8,655
Less estimated executory costs		39
Net minimum lease payments		8,616
Noncash gain on future termination of financing obligation		1,070
Less imputed interest		(3,319)
Present value of minimum lease payments		$6,367